AAM S&P Developed Markets High Dividend Value ETF
Schedule of Investments
July 31, 2023 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 94.2%
		Australia - 14.6%
1,369		BHP Group, Ltd.	$42,444
16,638		Harvey Norman Holdings, Ltd.	42,380
1,372		JB Hi-Fi, Ltd.	42,204
26,064		Mirvac Group	41,098
1,711		Sonic Healthcare, Ltd.	40,527
16,325		South32, Ltd.	42,682
14,599		Stockland	41,514
8,399		Whitehaven Coal, Ltd.	39,165
1,630		Woodside Energy Group, Ltd.	41,727
			373,741
		Austria - 1.8%
887		OMV AG	40,096
		Canada - 3.5%
1,986		Northland Power, Inc.	38,490
971		Open Text Corporation	41,784
			80,274
		Denmark - 1.8%
20		AP Moller - Maersk AS - Class A	40,330
		Finland - 1.8%
1,056		Orion Oyj - Class B	40,680
		France - 3.7%
632		BNP Paribas SA	41,823
1,507		Societe Generale SA	41,065
			82,888
		Germany - 7.2%
3,188		E.ON SE	40,439
761		Fresenius Medical Care AG & Company KGaA	39,620
1,319		Fresenius SE & Company KGaA	41,490
518		Mercedes-Benz Group AG	41,486
			163,035
		Hong Kong - 7.3%
6,500		CK Hutchison Holdings, Ltd.	40,090
14,000		Henderson Land Development Company, Ltd.	43,084
34,000		HKT Trust & HKT, Ltd.	40,066
34,000		Sino Land Company, Ltd.	41,635
			164,875
		Israel - 1.8%
6,238		ICL Group, Ltd.	41,545
		Italy - 3.6%
1,935		Assicurazioni Generali SpA	41,346
7,629		Snam SpA	40,223
			81,569
		Japan - 12.8%
1,900		Japan Tobacco, Inc.	42,164
1,400		Kawasaki Kisen Kaisha, Ltd.	42,193
1,600		Mitsui OSK Lines, Ltd.	41,385
1,700		Nippon Yusen KK	41,256
400		SCREEN Holdings Company, Ltd.	43,187
2,800		SUMCO Corporation	40,794
1,300		Takeda Pharmaceutical Company, Ltd.	39,719
			290,698
		Netherlands - 2.0%
2,203		Stellantis NV	45,285
		Norway - 7.3%
1,476		Aker BP ASA	41,334
6,623		Norsk Hydro ASA	43,470
3,706		Telenor ASA	39,747
13,458		Var Energi ASA	41,106
			165,657
		Singapore - 1.8%
3,700		Venture Corporation, Ltd.	41,743
		Spain - 5.4%
1,915		Endesa SA	41,140
2,413		Red Electrica Corporation SA	40,452
9,782		Telefonica SA	41,814
			123,406
		Sweden - 5.3%
6,840		SSAB AB - Class B	41,883
5,213		Tele2 AB - Class B	39,303
7,973		Telefonaktiebolaget LM Ericsson - Class B	40,132
			121,318
		United Kingdom - 12.5%
7,906		Aviva plc - Class B (a)	39,509
1,203		British American Tobacco plc	40,484
1,741		Imperial Brands plc	41,206
11,313		J. Sainsbury plc	40,378
4,903		Land Securities Group plc	40,841
13,669		Legal & General Group plc	41,049
12,226		Tesco plc	40,585
41,770		Vodafone Group plc	40,001
			324,053
		TOTAL COMMON STOCKS (Cost $2,215,037)	2,221,193

		PREFERRED STOCKS - 1.8%
		Germany - 1.8%
366		Bayerische Motoren Werke AG	41,241
		TOTAL PREFERRED STOCKS (Cost $27,595)	41,241

		SHORT-TERM INVESTMENTS - 0.8%
18,017		Invesco Government & Agency Portfolio, Institutional Class, 5.18% (b)	18,017
		TOTAL SHORT-TERM INVESTMENTS (Cost $18,017)	18,017
		Total Investments (Cost $2,260,649) - 100.4%	2,280,451
		Liabilities in Excess of Other Assets - (0.4)%	(9,299)
		TOTAL NET ASSETS - 100.0%	$2,271,152

		Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	Rate shown is the annualized seven-day yield as of July 31, 2023.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,221,193	$-	$-	$2,221,193
Preferred Stocks	41,241	-	-	41,241
Short-Term Investments	18,017	-	-	18,017
Total Investments in Securities	$2,280,451	$-	$-	$2,280,451
^See Schedule of Investments for breakout of investments by country classifications.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.